DIVIDEND	12 Months Ended
Apr. 30, 2026
Dividend
DIVIDEND

17.	DIVIDEND

On August 2, 2024, Barentsz Capital Limited declared and fully paid a special dividend of $80,000, representing $1.6 per share, to the shareholders of the Company registered.

On April 5, 2025, Barentsz Capital Limited declared and fully paid an interim dividend of $500,000, representing $10 per share, to the shareholders of the Company registered.

On May 6, 2025, the board of directors of the Company declared and paid a dividend amounting to US$300,000, representing US$6 per share, to the shareholders of the Company registered.